OTHER ASSETS (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Asset [Line Items]
Tax advance		$ 480,523	$ 581,152
Other receivables	[1]	291,235	480,255
Marketable and non-marketable for sale assets		328,877	337,243
Prepaid expenses		287,550	310,759
Assets pledged as collateral		192,036	171,561
Interbank Borrowings not classified as cash equivalents		125,963	159,398
Receivable Sales of goods and service		117,540	137,248
Receivables related to abandoned accounts	[2]	147,228	110,944
Commission for letters of credit		72,927	94,835
Advances to asset purchases		251,561	94,150
Commission receivables		97,710	72,002
Balance in credit card clearning house		66,788	63,018
Operating leases		38,653	39,150
Debtors		10,510	18,911
Interest receivable		1,128	8,794
Taxes Receivable		7,199	4,474
Others		33,370	100,838
Total other assets		2,550,798	2,784,732
Other allowance		(71,761)	(33,849)
Total other assets, net		$ 2,479,037	$ 2,750,883

[1]	As of December 31, 2017 corresponds to conciliatory items on correspondent banks and mortgage-backed securities' interest; for December 2016, mainly comprised of insurance claims and cash short and over.
[2]	The item corresponds to receivables related to the application of the Colombian Law 1777 of February 1, 2016, which establishes that entities holding accounts deemed abandoned must transfer the related amounts to a fund constituted and regulated by the Icetex (Governmental entity responsible for promoting high quality education in Colombia).